Document and Entity Information	12 Months Ended
Mar. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Mar. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Securities Act File Number	001-36614
Entity Registrant Name	Alibaba Group Holding Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	26/F Tower One
Entity Address, Address Line Two	Times Square
Entity Address, Address Line Three	1 Matheson Street
Entity Address, Postal Zip Code	00000
Entity Address, City or Town	Causeway Bay
Entity Address, Country	HK
Entity Common Stock, Shares Outstanding	20,526,017,712
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001577552
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers
Auditor Firm ID	1389
Auditor Location	Hong Kong
Common Stock HKD
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value US$0.000003125 per share
Trading Symbol	9988
Common Stock RMB
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value US$0.000003125 per share
Trading Symbol	89988
American Depositary Shares ("ADSs")
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing eight Ordinary Shares
Trading Symbol	BABA
Security Exchange Name	NYSE
Business contact
Document Information [Line Items]
Contact Personnel Name	Toby Hong Xu
City Area Code	852
Local Phone Number	2215‑5100
Entity Address, Address Line One	26/F Tower One
Entity Address, Address Line Two	Times Square
Entity Address, Address Line Three	1 Matheson Street
Entity Address, City or Town	Causeway Bay
Entity Address, Country	HK
Contact Personnel Fax Number	+852‑2215‑5200